Investment Strategy - First Trust Nasdaq-100 Select Equal Weight ETF	Dec. 31, 2024
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]	The Fund will normally invest at least 80% of its net assets (including investment borrowings) in the securities that comprise the Index. The Fund, using an indexing investment approach, attempts to replicate, before fees and expenses, the performance of the Index. The Index is developed, maintained and sponsored by Nasdaq, Inc. (the “Index Provider”). The Index Provider may, from time to time, exercise reasonable discretion as it deems appropriate in order to ensure Index integrity.The Index is designed to track the performance of the fifty companies from the Nasdaq-100 Index® with the highest combined quality and growth scores. The Nasdaq-100 Index® is designed to measure the performance of 100 of the largest Nasdaq-listed non-financial companies. According to the Index Provider, in order to be eligible for inclusion in the Nasdaq-100 Index®, a security must meet the following criteria: (i) the issuer of the security’s primary U.S. listing must be exclusively listed on the Nasdaq Global Select Market or the Nasdaq Global Market; (ii) the security must not be issued by a company classified as being in the financial industry according to the Industry Classification Benchmark; and; (iii) the security must meet the liquidity requirements and other eligibility criteria of the Nasdaq-100 Index®. The Nasdaq-100 Index® selects 100 companies based on market capitalizations, subject to certain buffers designed to limit turnover. The Index calculates a “Blended Quality and Growth Score” for each constituent of the Nasdaq-100® Index. According to the Index Provider, a “Growth Score” and a “Quality Score” for each eligible security is calculated as follows:●Growth Score: The average across three normalized values consisting of: (i) the 3-year revenue annualized growth rate; (ii) the 3-year forward earnings per share estimate annualized growth rate; and (iii) the 3-year free cash flow annualized growth rate.●Quality Score: The average across two normalized values: (i) return on equity; and (ii) profit margin.According to the Index Provider, the Blended Quality and Growth Score for each security is then calculated by determining the equal-weighted average of each security’s Growth Score and Quality Score. The top 50 companies with the highest Blended Quality and Growth Score are selected for inclusion in the Index and are equally-weighted. In investing in the constituents of the Index, the Fund may invest in common stocks and depositary receipts issued by mid and large capitalization companies.The Index is rebalanced and reconstituted quarterly and the Fund will make corresponding changes to its portfolio shortly after the Index changes are made public. The Index’s quarterly rebalance schedule may cause the Fund to experience a higher rate of portfolio turnover. The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 16, 2025, the Index was composed of 51 securities representing 50 companies and the Fund had significant investments in information technology companies, although this may change from time to time. The Fund’s investments will change as the Index changes and, as a result, the Fund may have significant investments in jurisdictions or investment sectors that it may not have had as of December 16, 2025. To the extent the Fund invests a significant portion of its assets in a given jurisdiction or investment sector, the Fund may be exposed to the risks associated with that jurisdiction or investment sector. In order to gain exposure to certain Chinese companies that are included in the Index but are unavailable to direct investment by foreign investors, the Fund invests significantly in non-Chinese shell companies that have created structures known as variable interest entities (“VIEs”) in order to gain exposure to such Chinese companies.
Strategy Portfolio Concentration [Text]	The Fund will be concentrated in an industry or a group of industries to the extent that the Index is so concentrated. As of December 16, 2025, the Index was composed of 51 securities representing 50 companies and the Fund had significant investments in information technology companies, although this may change from time to time.